Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Event.
Subsequent Event

21.Subsequent Event

From January 1 to April 25, 2023, the Group redeemed the loan principle, redemption premium and unpaid interests of the March 2021 Note total amounted to US$1.8 million in the form of cash. The March 2021 Note has been fully redeemed as of the date of this annual report.